SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.SUBSEQUENT EVENTS

In March 2023, the Company’s board of directors authorized a new share repurchase program under which the Company may repurchase up to US$150 million of its shares (including in the form of ADSs) over the following 12 months. The proposed repurchases may be made on the open market, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.